Business Combinations - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Revenue	$ 3,023	$ 202,316
Net loss	$ 1,454	$ (12,195)